UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-21051

          BlackRock Maryland Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Maryland Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:      888-825-2257

Date of fiscal year end:      August 31, 2007
Date of reporting period:      November 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
NOVEMBER 30, 2006
BlackRock Maryland Municipal Bond Trust (BZM)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		LONG-TERM INVESTMENTS—152.5%
		Maryland—120.8%
NR	$ 500	City of Annapolis, Parking Fac. Impvts. RB, Park Place Proj., Ser. A, 5.35%, 7/01/34	01/15 @ 101	$518,920
		City of Baltimore,
NR	1,000	Pub. Impvts. ST, Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,098,720
AAA	2,000	Swr. RB, Ser. A, 5.125%, 7/01/42, FGIC	07/12 @ 100	2,119,780
AAA	3,500	Swr. RB, Ser. A, 5.20%, 7/01/32, FGIC	07/12 @ 100	3,737,160
A3	2,870	Cnty. of Anne Arundel, Univ. & Coll. Impvts. RB, Anne Arundel Cmnty. Coll. Proj.,
		5.25%, 9/01/28	09/12 @ 102	3,085,939
		Cnty. of Baltimore,
AAA	2,000	Ad Valorem Ppty. Tax GO, Met 67th Dist., 5.00%, 6/01/22	06/11 @ 101	2,116,200
AAA	2,000[3]	Ad Valorem Ppty. Tax GO, Met 68th Dist., 5.00%, 8/01/28	N/A	2,110,820
		Cnty. of Montgomery, Transit Impvts. Lease Abatement RB, Metrorail Garage Proj.,
AA	500	5.00%, 6/01/23	06/12 @ 100	528,015
AA	1,435	5.00%, 6/01/24	06/12 @ 100	1,515,403
NR	1,500	Cnty. of Prince Georges, Port, Arpt. & Marina Impvts. SO, 5.20%, 7/01/34	07/15 @ 100	1,543,665
NR	1,000	Frederick Cnty., Pub. Impvts. ST, Urbana Cmnty. Dev. Auth. Proj., 6.625%, 7/01/25	07/07 @ 102	1,030,090
		Hlth. & Higher Edl. Facs. Auth.,
BBB+	1,990	Hlth., Hosp. & Nursing Home Impvts. RB, Carroll Hosp. Ctr., Inc. Proj., 6.00%, 7/01/37	07/12 @ 100	2,170,234
A	2,000	Hlth., Hosp. & Nursing Home Impvts. RB, Union Hosp. of Cecil Cnty. Proj., 5.625%,
		7/01/32	07/12 @ 100	2,149,780
A	2,000	Hlth., Hosp. & Nursing Home Impvts. RB, Univ. of Maryland Med. Sys. Proj., 5.25%,
		7/01/34	07/11 @ 100	2,084,160
AA	2,000	Univ. & Coll. Impvts., RB, Johns Hopkins Univ. Proj., Ser. B, 5.00%, 7/01/41	07/11 @ 100	2,073,640
A	2,000	Univ. & Coll. Impvts., RB, Loyola Coll. in Maryland, Inc. Proj., 5.00%, 10/01/39	10/09 @ 101	2,064,620
A	2,000	Pub. Impvts. Misc. RB, Brd. Child Care Baltimore-Washington Proj., 5.375%, 7/01/32	07/12 @ 100	2,117,900
		Indl. Dev. Fin. Auth.,
A+	1,905	Recreational Fac. Impvts. RB, Nat. Aquarium Baltimore Fac. Proj., Ser. B, 5.20%,
		11/01/26	11/12 @ 100	2,022,519
NR	1,000	Private Primary Sch. RB, Our Lady of Good Counsel Sch. Proj., Ser. A, 6.00%, 5/01/35	05/15 @ 100	1,081,550
		St. Marys Coll. of Maryland, Univ. & Coll. Impvts. RB,
AAA	1,000	Ser. A, 5.00%, 9/01/27, AMBAC	09/12 @ 101	1,065,210
AAA	1,000	Ser. A, 5.00%, 9/01/32, AMBAC	09/12 @ 101	1,065,210
AAA	2,000	Transp. Auth., Port, Arpt. & Marina Impvts. Auto Pkg. RB, Baltimore/Washington Intl.
		Arpt. Proj., Ser. B, 5.125%, 3/01/24, AMBAC, AMT	03/12 @ 101	2,115,820
				39,415,355
		Multi-State—7.1%
Baa1	2,000[4]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/20	10/14 @ 100	2,330,620
		Puerto Rico—24.6%
BBB	2,000	Children's Trust Fund Tobacco Settlement Funded RB, 5.50%, 5/15/39	05/12 @ 100	2,099,740
AAA	2,060	Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. HH, 5.25%, 7/01/29, FSA	07/10 @ 101	2,184,300
AAA	2,000[3]	Hwy. & Transp. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. D, 5.25%, 7/01/12	N/A	2,176,140
		Pub. Bldgs. Auth., Pub. Impvts. Lease RB,
BBB	1,100[3]	Ser. D, 5.375%, 7/01/12	N/A	1,200,298
BBB	350	Ser. D, 5.375%, 7/01/33	07/12 @ 100	373,685
				8,034,163
		Total Investments —152.5% (cost $46,065,2835)		$49,780,138
		Other assets in excess of liabilities —2.7%		869,639
		Preferred shares at redemption value, including dividends payable —(55.2)%		(18,012,774)
		Net Assets Applicable to Common Shareholders—100%		$32,637,003

1

BlackRock Maryland Municipal Bond Trust (BZM) (continued)
(Percentage of Net Assets)

__________
[1]	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2006, the Trust held 7.1% of its net assets, with a current market value of $2,330,620, in securities restricted as to resale.

[5]	Cost for federal income tax purposes is $46,058,493. The net unrealized appreciation on a tax basis is $3,721,645, consisting of $3,721,645 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
AMT	—	Subject to Alternative Minimum Tax	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	SO	—	Special Obligation
FSA	—	Financial Security Assurance	ST	—	Special Tax

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock Maryland Municipal Bond Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007